COMMITMENTS AND CONTINGENCIES (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		37 Months Ended		0 Months Ended		3 Months Ended	9 Months Ended		0 Months Ended		9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2017 Potential Real Estate Purcahse Foreclosed Upon [Member] Land and Building [Member]	Jul. 31, 2017 Forfeiture of Earnest Money on Potential Purchase of Real Estate [Member] Land and Building [Member]	Jul. 22, 2014 Land and Building [Member]	May 08, 2014 Land and Building [Member]	Sep. 30, 2014 Land and Building [Member]	Sep. 30, 2014 Land and Building [Member]	Jul. 22, 2014 Land and Building [Member]	Jul. 01, 2014 Office Lease, West Hollywood, California [Member] Subsequent Event [Member]	Aug. 01, 2011 Office Lease, West Hollywood, California [Member]	Sep. 30, 2014 Office Facilities Lease, West Hills, California [Member]	Dec. 31, 2013 Office Facilities Lease, West Hills, California [Member]	Mar. 31, 2014 Office Facilities Lease, Scottsdale, Arizona [Member]	Sep. 30, 2014 Office Facilities Lease, Scottsdale, Arizona [Member]	Dec. 31, 2013 Office Facilities Lease, Scottsdale, Arizona [Member]	Sep. 30, 2014 Virtial Office Lease, Tokyo, New York, Seattle and Toronto [Member]	Dec. 31, 2013 Virtial Office Lease, Tokyo, New York, Seattle and Toronto [Member]	Dec. 17, 2013 Vaporfection International Inc. [Member]	Oct. 17, 2014 Subsequent Event [Member]	Dec. 17, 2013 Vaporfection International Inc. [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Lease Expiration Date															Jun. 30, 2017					Apr. 30, 2014
Operating Leases, Rent Expense, Minimum Rentals									$ 20,000	$ 7,400					$ 14,397	$ 1,300	$ 1,300		$ 1,420	$ 1,420	$ 390	$ 330	$ 1,981		$ 1,981
Operating Lease, Rent Increase, Percent														3.00%
Operating Leases, Rent Expense	53,114	48,069	156,716	91,983	142,200	124,727								14,828
Lessee Leasing Arrangements, Operating Leases, Term of Contract									5 years	5 years								6 months					1 year		1 year
Description of Lessee Leasing Arrangements, Operating Leases																	month to month basis			non-auto renewing lease	month to month basis
Security Deposit													30,000
Escrow Deposits Related to Property Sales												634,288
Payments to Acquire Real Estate			399,594	0	0	0						23,030,000												50,000
Real Estate, Purcahse Price	23,030,000		23,030,000					2,500,000			399,594	399,594
Notes Issued											249,000
Number of Real Estate Purchase Agreements							1	2
Proceeds from Other Deposits							10,000
Earnest Money Forfeited								$ 100,000